Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share Capital [Member]	Subscriptions receivable [Member]	Pre-funded warrants [member]	Reserves [Member]	Deficit [Member]	Total
Balance at Sep. 30, 2021	$ 27,080,281	$ (33,684)	$ 0	$ 1,565,055	$ (9,209,857)	$ 19,401,795
Balance (shares) at Sep. 30, 2021	2,366,872
Private placement	$ 4,001,200	33,684	0	0	0	4,034,884
Private placement (shares)	571,600
Finder's fees - cash	$ (539,329)	0	0	0	0	(539,329)
Finder's fees - compensation warrants	(531,000)	0	0	531,000	0	0
Finder's fees - share options	(39,355)	0	0	39,355	0	0
Share issue costs	(260,650)	0	0	0	0	(260,650)
Warrants exercised	$ 1,653,170	0	0	0	0	1,653,170
Warrants exercised (shares)	529,960
Compensation warrants exercised	$ 846,277	0	0	(531,000)	0	315,277
Compensation warrants exercised (shares)	45,040
Shares issued to a consultant	$ 27,250	0	0	0	0	27,250
Shares issued to a consultant (shares)	5,000
Share-based compensation	$ 0	0	0	875,056	0	875,056
Net loss	0	0	0	0	(14,964,941)	(14,964,941)
Balance at Sep. 30, 2022	$ 32,237,844	0	0	2,479,466	(24,174,798)	10,542,512
Balance (shares) at Sep. 30, 2022	3,518,472
Private placement	$ 1,217,500	0	0	0	0	1,217,500
Private placement (shares)	194,800
RSUs exercised	$ 232,500	0	0	(232,500)	0	0
RSUs exercised (shares)	30,000
Private placement - pre-funded warrants	$ 0	0	831,834	0	0	831,834
Share issue costs	(26,976)	0	0	0	0	(26,976)
Warrants exercised	$ 253,440	0	0	0	0	253,440
Warrants exercised (shares)	28,800
Share-based compensation	$ 0	0	0	1,152,131	0	1,152,131
Net loss	0	0	0	0	(7,372,225)	(7,372,225)
Balance at Sep. 30, 2023	$ 33,914,308	0	831,834	3,399,097	(31,547,023)	6,598,216
Balance (shares) at Sep. 30, 2023	3,772,072
Private placement	$ 900,000	0	0	0	0	900,000
Private placement (shares)	661,765
Pre funded warrant exercise	$ 376,563	0	(376,261)	0	0	302
Pre funded warrant exercise (shares)	60,250
RSUs exercised	$ 232,500	0	0	(232,500)	0	0
RSUs exercised (shares)	30,000
Share-based compensation	$ 0	0	0	839,771	0	839,771
Net loss	0	0	0	0	(2,801,946)	(2,801,946)
Balance at Sep. 30, 2024	$ 35,423,371	$ 0	$ 455,573	$ 4,006,368	$ (34,348,969)	$ 5,536,343
Balance (shares) at Sep. 30, 2024	4,524,087